Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

June 30, 2019

F30-QTLY-0819
1.818370.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.32% 8/29/19 to 9/26/19 (a)
(Cost $13,417,752)	13,480,000	13,419,905
	Shares	Value

Domestic Equity Funds - 45.8%
Fidelity Series All-Sector Equity Fund (b)	56,947,842	$571,186,856
Fidelity Series Blue Chip Growth Fund (b)	65,600,438	999,750,675
Fidelity Series Commodity Strategy Fund (b)	205,831,268	969,465,274
Fidelity Series Growth Company Fund (b)	116,590,821	2,020,518,931
Fidelity Series Intrinsic Opportunities Fund (b)	147,471,158	2,421,476,422
Fidelity Series Large Cap Stock Fund (b)	143,254,598	2,145,953,879
Fidelity Series Large Cap Value Index Fund (b)	47,452,915	611,668,076
Fidelity Series Opportunistic Insights Fund (b)	59,730,102	1,105,604,192
Fidelity Series Small Cap Discovery Fund (b)	26,329,669	291,732,730
Fidelity Series Small Cap Opportunities Fund (b)	64,256,912	895,741,350
Fidelity Series Stock Selector Large Cap Value Fund (b)	134,233,352	1,652,412,560
Fidelity Series Value Discovery Fund (b)	91,432,117	1,173,988,381
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,723,068,168)		14,859,499,326

International Equity Funds - 26.2%
Fidelity Series Canada Fund (b)	24,420,782	266,674,942
Fidelity Series Emerging Markets Fund (b)	29,469,408	283,201,011
Fidelity Series Emerging Markets Opportunities Fund (b)	133,216,449	2,543,102,015
Fidelity Series International Growth Fund (b)	150,432,652	2,449,043,581
Fidelity Series International Small Cap Fund (b)	33,383,119	541,808,017
Fidelity Series International Value Fund (b)	246,779,092	2,376,482,656
Fidelity Series Overseas Fund (b)	3,584,784	35,991,230
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,091,958,767)		8,496,303,452

Bond Funds - 25.5%
Fidelity Series Emerging Markets Debt Fund (b)	21,426,689	208,481,682
Fidelity Series Floating Rate High Income Fund (b)	4,271,488	39,724,842
Fidelity Series High Income Fund (b)	25,023,340	238,222,193
Fidelity Series Inflation-Protected Bond Index Fund (b)	65,849,205	659,150,544
Fidelity Series International Credit Fund (b)	1,578,135	16,081,199
Fidelity Series Investment Grade Bond Fund (b)	457,508,574	5,229,323,003
Fidelity Series Long-Term Treasury Bond Index Fund (b)	186,467,151	1,736,009,174
Fidelity Series Real Estate Income Fund (b)	13,522,052	149,959,556
TOTAL BOND FUNDS
(Cost $8,030,649,613)		8,276,952,193

Short-Term Funds - 2.4%
Fidelity Cash Central Fund 2.42% (c)	128,915,503	128,941,286
Fidelity Series Government Money Market Fund 2.44% (b)(d)	553,319,906	553,319,906
Fidelity Series Short-Term Credit Fund (b)	10,322,994	103,746,091
TOTAL SHORT-TERM FUNDS
(Cost $784,661,439)		786,007,283
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $27,643,755,739)		32,432,182,159
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,894,638)
NET ASSETS - 100%		$32,417,287,521

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,127	Sept. 2019	$108,377,955	$720,564	$720,564
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	Sept. 2019	158,010	5,798	5,798
TOTAL FUTURES CONTRACTS					$726,362

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,419,905.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$750,151
Total	$750,151

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$568,895,313	$5,550,966	$26,681,541	$--	$(1,917,818)	$25,339,936	$571,186,856
Fidelity Series Blue Chip Growth Fund	1,120,692,859	10,015,127	167,059,678	--	16,911,275	19,191,092	999,750,675
Fidelity Series Canada Fund	246,541,489	11,935,106	6,561,372	--	125,094	14,634,625	266,674,942
Fidelity Series Commodity Strategy Fund	739,272,528	266,402,382	24,748,184	--	(1,962,235)	(9,499,217)	969,465,274
Fidelity Series Emerging Markets Debt Fund	207,468,099	5,274,442	7,283,877	3,086,058	(343,000)	3,366,018	208,481,682
Fidelity Series Emerging Markets Fund	269,124,514	25,494,748	6,972,898	--	207,341	(4,652,694)	283,201,011
Fidelity Series Emerging Markets Opportunities Fund	2,512,377,212	23,096,896	67,886,431	--	1,680,670	73,833,668	2,543,102,015
Fidelity Series Floating Rate High Income Fund	40,096,639	1,062,275	1,560,831	593,340	(39,510)	166,269	39,724,842
Fidelity Series Government Money Market Fund 2.44%	422,775,907	187,723,047	57,179,048	2,685,443	--	--	553,319,906
Fidelity Series Growth Company Fund	2,110,792,706	20,250,386	162,950,748	--	26,896,923	25,529,664	2,020,518,931
Fidelity Series High Income Fund	281,389,335	5,784,528	52,126,368	3,780,031	(1,065,598)	4,240,296	238,222,193
Fidelity Series Inflation-Protected Bond Index Fund	441,372,517	219,420,499	13,695,340	522,152	(67,385)	12,120,253	659,150,544
Fidelity Series International Credit Fund	15,501,991	105,019	--	105,019	--	376,517	16,081,199
Fidelity Series International Growth Fund	2,336,954,122	22,470,626	75,765,474	--	8,524,851	156,859,456	2,449,043,581
Fidelity Series International Small Cap Fund	547,732,479	5,414,567	35,765,156	--	1,611,774	22,814,353	541,808,017
Fidelity Series International Value Fund	2,268,195,348	99,822,237	75,765,474	--	(14,134)	84,244,679	2,376,482,656
Fidelity Series Intrinsic Opportunities Fund	2,534,376,344	23,817,103	131,585,083	--	(10,260,909)	5,128,967	2,421,476,422
Fidelity Series Investment Grade Bond Fund	4,929,657,050	356,909,249	170,101,371	40,052,059	1,318,357	111,539,718	5,229,323,003
Fidelity Series Large Cap Stock Fund	2,247,464,693	35,661,541	188,066,698	15,077,417	728,770	50,165,573	2,145,953,879
Fidelity Series Large Cap Value Index Fund	636,942,117	5,751,500	55,213,149	--	5,130,117	19,057,491	611,668,076
Fidelity Series Long-Term Treasury Bond Index Fund	1,846,175,629	47,945,739	248,738,139	12,684,980	9,717,484	80,908,461	1,736,009,174
Fidelity Series Opportunistic Insights Fund	1,141,745,148	10,401,916	112,662,069	--	13,435,674	52,683,523	1,105,604,192
Fidelity Series Overseas Fund	--	35,939,973	--	--	--	51,257	35,991,230
Fidelity Series Real Estate Income Fund	148,832,289	3,585,886	4,890,612	2,116,816	15,734	2,416,259	149,959,556
Fidelity Series Short-Term Credit Fund	105,745,071	1,704,016	4,533,670	724,224	4,047	826,627	103,746,091
Fidelity Series Small Cap Discovery Fund	308,039,361	9,315,425	25,096,814	6,528,856	1,110,433	(1,635,675)	291,732,730
Fidelity Series Small Cap Opportunities Fund	939,358,907	8,464,219	83,135,758	--	(4,664,009)	35,717,991	895,741,350
Fidelity Series Stock Selector Large Cap Value Fund	1,715,319,843	15,706,965	151,884,527	--	(1,983,561)	75,253,840	1,652,412,560
Fidelity Series Value Discovery Fund	1,218,720,153	11,134,625	88,937,360	--	3,364,315	29,706,648	1,173,988,381
	$31,901,559,663	$1,476,161,008	$2,046,847,670	$87,956,395	$68,464,700	$890,385,595	$32,289,820,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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